SUPPLEMENT DATED APRIL 29, 2016

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2016 FOR PACIFIC FUNDSSM LARGE-CAP, PACIFIC FUNDSSM LARGE-CAP VALUE,

PACIFIC FUNDSSM SMALL/MID-CAP, PACIFIC FUNDSSM SMALL-CAP, PACIFIC FUNDSSM SMALL-CAP VALUE

AND PACIFIC FUNDSSM SMALL-CAP GROWTH

AND DATED AUGUST 1, 2015 FOR ALL OTHER FUNDS

This supplement revises the Pacific Funds Statement of Additional Information dated April 29, 2016 for Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth and dated August 1, 2015 for all other Funds (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. This supplement supersedes the previous supplements dated February 3, 2016 and December 23, 2015 to the Pacific Funds Statement of Additional Information dated December 23, 2015 for Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth and dated August 1, 2015 for all other Funds. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

The changes below have not been previously disclosed.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under Pacific Asset Management’s portion of the table, all information regarding Jason R. Rosiak is deleted.

In the Beneficial Interests of Portfolio Managers section, the table is deleted and replaced with the following:

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Beneficially Owned
J.P. Leasure	Pacific Funds Floating Rate Income	$10,001 - $50,000
Michael Marzouk	Pacific Funds Short Duration Income Pacific Funds Core Income Pacific Funds Strategic Income Pacific Funds Floating Rate Income Pacific Funds Limited Duration High Income	$1 - $10,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000 $1 - $10,000
Brian M. Robertson	Pacific Funds Core Income Pacific Funds Strategic Income Pacific Funds High Income	$1 - $10,000 $1 - $10,000 $1 - $10,000
David Weismiller	Pacific Funds Core Income Pacific Funds Short Duration Income	$10,001 - $50,000 $10,001 - $50,000
Mark K. Tavel	Pacific Funds Large-Cap	$100,001 - $500,000

The change below was disclosed in the previous supplement dated February 3, 2016 and, as described in that supplement, was in effect as of February 5, 2016.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under Pacific Asset Management’s portion of the table, all information regarding Michael Long is deleted.

The changes below were disclosed in the previous supplement dated December 23, 2015 and, as described in that supplement, were already in effect as of that date.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under Invesco’s portion of the table, all information regarding Matthew Seinsheimer is deleted and replaced with the information below regarding Charles DyReyes, and the information below regarding John Paul Lech is added to Oppenheimer’s portion of the table as follows:

Manager, Portfolio Manager(s)	Total Number Of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Invesco
Charles DyReyes[2]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A
Oppenheimer
John Paul Lech[2]
Registered Investment Companies	7	$34,770,000,000	None	N/A
Other Pooled Investment Vehicles	2	$2,630,000,000	None	N/A
Other Accounts	3	$240,580,000	None	N/A

2 Other Accounts Managed information as of October 31, 2015.

2